Taxes (Details) ¥ in Millions				1 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)
Taxes [Line Items]
Assessable profits amount (in Dollars) | $										$ 2,000,000
Income tax rate				15.00%	15.00%	15.00%	15.00%		15.00%	15.00%
Taxable income (in Yuan Renminbi)									¥ 1
Enterprise income tax									5.00%	5.00%	2.50%
Income taxes (in Dollars) | $	$ 374,530	$ 270,220	$ 284,786
Deferred tax assets percentage	100.00%
Minimum [Member]
Taxes [Line Items]
Income tax rate			2.50%
Portion amount (in Yuan Renminbi)											¥ 1
Maximum [Member]
Taxes [Line Items]
Portion amount (in Yuan Renminbi)											¥ 3
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate									25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate									8.25%	8.25%
Assessable profits amount (in Dollars) | $										$ 2,000,000
Assessable profits percentage									16.50%	16.50%
Enterprise Income Tax [Member]
Taxes [Line Items]
Interest rate											10.00%
Changzhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate	15.00%
Taizhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate		25.00%
Forecast [Member] | Maximum [Member]
Taxes [Line Items]
Taxable income (in Yuan Renminbi)								¥ 3
Zhongjin Jing’ao [Member] | Forecast [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate								5.00%